Related Party Disclosures - Summary of Transactions With Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (861)	£ (261)	£ (213)
Interest, fees and other expenses paid	549	463	578
Amounts owed by related parties	5,623	4,057
Amounts owed to related parties	(17,384)	(13,537)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(710)	(164)	(119)
Interest, fees and other expenses paid	47	33	105
Amounts owed by related parties	1,363	816
Amounts owed to related parties	(1,673)	(1,150)
Immediate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(6)	(6)	(7)
Interest, fees and other expenses paid	308	263	316
Amounts owed by related parties	1	7
Amounts owed to related parties	(14,390)	(10,935)
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(69)	(57)	(58)
Interest, fees and other expenses paid	177	163	157
Amounts owed by related parties	108	159
Amounts owed to related parties	(348)	(534)
Associates & joint ventures
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(76)	(34)	(29)
Interest, fees and other expenses paid	17	4	£ 0
Amounts owed by related parties	4,151	3,075
Amounts owed to related parties	£ (973)	£ (918)